Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net
	Leasehold improvements	Computers	Furniture and office equipment	R&D equipment	Total
Cost:
Balance as of January 1, 2024	94,805	24,334	31,273	16,043	166,455
Additions during the year	12,222	33,460	32,109	2,947	80,738
Disposals during the year	(8,970)				(8,970)
Balance as of December 31, 2024	98,057	57,794	63,382	18,990	238,223
Additions during the year	7,458	10,809	401	9,136	27,804
Disposals during the year		(541)			(541)
Balance as of December 31, 2025	105,515	68,062	63,783	28,126	265,486

Accumulated depreciation:
Balance as of January 1, 2024	92,919	9,386	13,146	1,023	116,474
Additions during the year	4,096	12,748	3,299	2,671	22,814
Disposals during the year	(8,971)				(8,971)
Balance as of December 31, 2024	88,044	22,134	16,445	3,694	130,317
Additions during the year	2,736	18,183	4,399	3,856	29,174
Disposals during the year		(229)			(229)
Balance as of December 31, 2025	90,780	40,088	20,844	7,550	159,262

Net book value:
As of December 31, 2025	14,735	27,974	42,939	20,576	106,224
As of December 31, 2024	10,013	35,660	46,937	15,296	107,906